FAIR VALUE MEASUREMENTS - Summary of Change in the Fair Value of the Warrant Liabilities (Details) - USD ($)	1 Months Ended	3 Months Ended		11 Months Ended	12 Months Ended
	Dec. 31, 2021	Mar. 31, 2023	Mar. 31, 2022	Dec. 02, 2021	Dec. 31, 2022
Private Placement Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance		$ 40,000	$ 502,000		$ 502,000
Mark-to-market adjustment of stock warrants		(16,000)	(19,000)
Ending balance	$ 502,000	$ 24,000	$ 483,000		$ 40,000
Private Placement Warrants | Foresight Acquisition Corp
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	352,425
Initial measurement on February 12, 2021 (including over-allotment)				$ 280,875
Mark-to-market adjustment of stock warrants				71,550
Ending balance				352,425
Public Warrants | Foresight Acquisition Corp
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	12,860,834
Initial measurement on February 12, 2021 (including over-allotment)				10,857,917
Mark-to-market adjustment of stock warrants				2,002,917
Ending balance				12,860,834
Warrant Liabilities [Member] | Foresight Acquisition Corp
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	$ 13,213,259
Initial measurement on February 12, 2021 (including over-allotment)				11,138,792
Mark-to-market adjustment of stock warrants				2,074,467
Ending balance				$ 13,213,259